Employee Stock and Benefit Plans (Employee Stock Options Granted During the Period, Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term (in years)	4 years 10 months	5 years	4 years 8 months
Expected stock price volatility	38.20%	39.00%	43.00%
Risk-free interest rate	1.00%	1.60%	2.10%
Expected dividend yield	1.50%	1.70%	0.10%
Weighted average grant price	$ 44.26	$ 31.46	$ 22.28
Estimated fair value per option granted	$ 12.79	$ 9.58	$ 8.50